Property, Plant and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property Plant And Equipment [Abstract]
Depreciation and leasehold amortization expense for fixed assets	$ 680	$ 809	$ 1,500	$ 1,600	$ 3,300	$ 4,300	$ 4,400